Summary of Significant Accounting Policies - Summary Of Useful Lives Of Intangible Assets Including Goodwill (Detail)	12 Months Ended
Dec. 31, 2020
Goodwill [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Description Of Amortisation Method For Goodwill	Impairment Only
Patents [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Amortization Rates	10.00%
Useful Life	10 years
License rights [member] | Bottom of range [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Amortization Rates	13.00%
Useful Life	8 years
License rights [member] | Top of range [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Amortization Rates	4.00%
Useful Life	24 years
Software [member] | Bottom of range [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Amortization Rates	33.00%
Useful Life	3 years
Software [member] | Top of range [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Amortization Rates	20.00%
Useful Life	5 years
In-process R&D Programs [Member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Description of intangible assets with indefinite useful life supporting assessment of indefinite useful life	Not yet amortized,Impairment Only